Expense Example - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073